Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2024	€ 181,253	€ 24,378	€ 647,600	€ 73,203	€ (551,682)	€ (12,247)
Total comprehensive income/(loss)	(19,391)			1,426		(20,818)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	4,498			4,498
Exercises	0
Capital Increase	21,000	1,150	19,850
Cost of equity transaction, net of tax	(928)		(928)
Equity, ending balance at Jun. 30, 2025	186,432	25,528	666,523	79,126	(563,928)	(20,818)
Equity, beginning balance at Dec. 31, 2025	106,168	26,031	675,940	83,318	(563,928)	(115,192)
Total comprehensive income/(loss)	(63,656)			(380)		(63,276)
Income appropriation	0				(115,192)	115,192
Share-based compensation expense:
Value of services	3,363			3,363
Exercises	931	51	881
Capital Increase	37,033	2,384	30,418	4,231
Cost of equity transaction, net of tax	(2,718)		(2,718)
Equity, ending balance at Jun. 30, 2026	€ 81,121	€ 28,466	€ 704,520	€ 90,532	€ (679,121)	€ (63,276)